Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments
Schedule of non-marketable securities

	Carrying amount
	Thousands of Yen			Ownership
	2020		2019	2020	2019
Matrix Industries, Inc.	¥	―	¥5,544	0.09%	14.3%
Kabushiki Kaisha ReRaKu WEST		―	3,000	―	16.6%
Other		500	5,500	―	―
Total		¥500	¥14,044